Capital Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Capital Risk Management
Schedule of the total indebtedness to total assets ratio

	As of
	December 31,
	2019	2020
Derivative financial instruments—current asset	(372)	—
Borrowings—current liability	109,822	104,908
Borrowings—non-current liability	1,236,202	1,180,635
Lease liabilities—current portion	472	332
Lease liabilities —non-current portion	414	112
Derivative financial instruments—current liability	2,607	8,185
Derivative financial instruments—non-current liability	6,688	12,152
Total indebtedness	1,355,833	1,306,324
Total assets	2,396,944	2,333,048
Total indebtedness/total assets	56.6%	56.0%